Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Debt securities, available for sale, unrealized gain loss		$ 3,869